Advances to Suppliers - Schedule of Allowance for Credit Loss for the Advances to Suppliers (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Allowance for Credit Loss for the Advances to Suppliers [Line Items]
Less: allowance for credit losses
Advances to suppliers, net	17,303,405	13,867,174
third parties [Member]
Schedule of Allowance for Credit Loss for the Advances to Suppliers [Line Items]
Advances to suppliers	17,303,405	13,412,095
related parties [Member]
Schedule of Allowance for Credit Loss for the Advances to Suppliers [Line Items]
Advances to suppliers		$ 455,079